Goodwill and Intangible Assets - Summary of Movement in Goodwill Balance (Parenthetical) (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Reconciliation of changes in goodwill [abstract]
Change in purchase price allocations	₨ 57	₨ 116